Morgan Stanley California Tax-free Daily Income Trust     Two World Trade Center
LETTER TO THE SHAREHOLDERS [|] JUNE 30, 2001            New York, New York 10048

DEAR SHAREHOLDER:

As of June 30, 2001, Morgan Stanley California Tax-Free Daily Income Trust had net assets of approximately $271 million, down one percent from a year earlier. For the six-month period ended June 30, 2001, the Fund produced a total return of 1.07 percent. For the seven-day period ended June 30, 2001, the Fund provided an effective yield of 1.99 percent and a current yield of 1.97 percent, while its 30-day moving average yield for June was 1.88 percent.


MUNICIPAL MONEY MARKET OVERVIEW

Tax-free money-market yields fell sharply during the first half of 2001. The decline in interest rates was spurred by the Federal Reserve Board's dramatic easing of monetary policy in the face of a slowing economy. Reduced capital spending and weak corporate profits, combined with forecasts for deteriorating earnings, provided evidence of a softening environment. The Fed, intent on preventing the economy from dipping into a recession, responded by lowering the federal funds rate target a total of 275 basis points (2.75 percent) in six separate steps during the six-month period, to 3.75 percent, its lowest level in more than seven years.

Yields for both fixed- and variable-rate municipal money-market instruments were more than 100 basis points lower, on average, than during the previous six months. At the long end of the money-market maturity range, one-year note yields closely followed the Fed's actions. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, dropped 96 basis points, from 3.97 percent to 3.01 percent, during the first three months of the year in conjunction with the Fed's 150-basis-point rate reduction. The Index then fell another 43 basis points by the end of June as the Fed continued to ease policy.

Yields for daily and weekly variable-rate demand obligations (VRDOs) registered similar declines, on average, although they fluctuated widely with seasonal changes in supply and demand. The shape of the money-market yield curve was flat for most of the period, as evidenced by narrow differentials in yield between 30-day tax-exempt commercial paper and one-year notes.


PORTFOLIO COMPOSITION AND STRUCTURE

On June 30, 2001, approximately 62 percent of the Fund's portfolio was invested in VRDOs. California tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 26 percent and 12 percent of the portfolio, respectively. The Fund's portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide enhancement and/or liquidity facilities.

As the market entered a time of lower interest rates, we looked for opportunities to extend the Fund's average maturity. However, an ongoing shortage of longer fixed-rate investment alternatives made the task

Morgan Stanley California Tax-free Daily Income Trust
LETTER TO THE SHAREHOLDERS [|] JUNE 30, 2001 continued

difficult for much of the period. At the end of May the Fund's weighted average maturity stood at 25 days, as compared to 36 days in December. With the purchase of newly issued one-year tax and revenue anticipation notes during the month of June, the Fund's average maturity moved out to 66 days at the end of June.


LOOKING AHEAD

We believe that the Federal Reserve Board may be nearing the end of its course toward easier monetary policy. Tax-free money-market yields are at their lowest levels in more than seven years, and the slope of the money-market yield curve remains relatively flat. In this environment, we anticipate that the average maturity of the Fund's portfolio will remain within a moderate range.

We appreciate your ongoing support of Morgan Stanley California Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo            /s/ Mitchell M. Merin
Charles A. Fiumefreddo                Mitchell M. Merin
Chairman of the Board                 President

Morgan Stanley California Tax-free Daily Income Trust
PORTFOLIO OF INVESTMENTS [|] JUNE 30, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    DEMAND
 THOUSANDS                                                                                RATE+      DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (68.1%)
 $  3,900   ABAG Finance Authority for Nonprofit Corporations, Episcopal Homes
              Foundation Ser 2000 COPs .................................................   2.75%    07/09/01   $  3,900,000
    2,930   Alameda-Contra Costa Schools Financing Authority, Capital Improvements
              Ser F COPs ...............................................................   2.75     07/09/01      2,930,000
    5,000   Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser B (Ambac) ..   2.50     07/09/01      5,000,000
            California Educational Facilities Authority,
   10,300     California Institute of Technology Ser 1994** ............................   2.30     07/09/01     10,300,000
    8,275     Stanford University Ser L-2** ............................................   2.30     07/09/01      8,275,000
            California Health Facilities Financing Authority, Adventist Health
            System/West
    2,200     1998 Ser A (MBIA) ........................................................   3.05     07/02/01      2,200,000
    6,500     1998 Ser B (MBIA) ........................................................   3.05     07/02/01      6,500,000
            California Pollution Control Financing Authority,
    1,175     Chevron USA Inc Ser 1983 .................................................   4.00     11/15/01      1,175,046
    5,000     Chevron USA Inc Ser 1984B ................................................   2.85     06/15/02      5,000,553
    3,300     Shell Oil 1991 Series B ..................................................   3.10     07/02/01      3,300,000
    5,000   Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC) .....   2.45     07/09/01      5,000,000
    6,400   Fresno, Sewer System Sub/Lien Ser 2000 A (FGIC) ............................   2.40     07/09/01      6,400,000
    6,000   Glendale Financing Authority, Police Building Ser 2000 COPs ................   2.55     07/09/01      6,000,000
    3,300   Irvine, Assessment District No 87-8 Improvement Bond Act 1915 ..............   3.10     07/02/01      3,300,000
    9,330   Los Angeles, Multi-Family 1985 Ser K .......................................   2.40     07/09/01      9,330,000
            Los Angeles Department of Water & Power,
    8,000     Power System 2001 Ser B-1 ................................................   2.60     08/30/01      8,000,000
    5,000     Power System 2001 Ser B-8 ................................................   2.60     08/30/01      5,000,000
    5,000     Water System 2001 Ser B Subser B-1 .......................................   2.55     07/09/01      5,000,000
            Metropolitan Water District of Southern California,
    6,000     Waterworks 1998 Ser C ....................................................   2.70     07/09/01      6,000,000
    5,000     Waterworks 2000 Ser B-1 ..................................................   3.10     07/02/01      5,000,000
    4,900     Waterworks 2000 Ser B-4** ................................................   2.50     07/09/01      4,900,000
    7,300   Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992 ................   3.00     07/02/01      7,300,000
    9,600   Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg
              Ser C-2 ..................................................................   2.40     07/09/01      9,600,000
    4,700   Oakland Joint Powers Financing Authority, 1998 Ser A-2 (FSA) ...............   2.70     07/09/01      4,700,000
    6,000   Rancho California Water District Financing Authority, Ser 1998A (FGIC) .....   2.40     07/09/01      6,000,000
    7,800   Sacramento County, Administration Center & Courthouse Ser 1990 COPs ........   2.70     07/09/01      7,800,000
   10,000   San Francisco City & County Finance Corporation, Moscone Center
              Ser 2000-1 (Ambac) .......................................................   2.45     07/09/01     10,000,000
    4,000   Santa Ana, Town & Country Manor Ser 1990 ...................................   3.10     07/02/01      4,000,000

                       See Notes to Financial Statements

Morgan Stanley California Tax-free Daily Income Trust
PORTFOLIO OF INVESTMENTS [|] JUNE 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                  COUPON    DEMAND
 THOUSANDS                                                                  RATE+      DATE*          VALUE
---------------------------------------------------------------------------------------------------------------
 $   5,000  Southern California Public Power Authority, Transmission Refg
              Ser 2001 A** ...............................................   2.40%    07/09/01      $  5,000,000
     9,700  West Basin Municipal Water District, Ser 1997 B COPs .........   2.50     07/09/01         9,700,000
            PUERTO RICO
     8,200  Puerto Rico Highway & Transportation Authority, Transportation
              1998 Ser A (Ambac) .........................................   2.40     07/09/01         8,200,000
                                                                                                    ------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
            OBLIGATIONS (Cost $184,810,599)......................................................    184,810,599
                                                                                                    ------------


                                                                                           YIELD TO
                                                                                           MATURITY
                                                                      COUPON   MATURITY   ON DATE OF
                                                                       RATE      DATE      PURCHASE
                                                                     -------- ---------- -----------
          CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (28.4%)
  5,000   California Infrastructure & Economic Development Bank,
            Salvation Army Western Territory Ser 2001 ..............   2.75%   09/12/01      2.75%        5,000,000
  5,000   California State University Institute, Ser A .............   2.65    10/10/01      2.65         5,000,000
          East Bay Municipal Utility District,
  6,000     Wastewater .............................................   2.65    08/21/01      2.65         6,000,000
  5,000     Wastewater .............................................   2.65    08/29/01      2.65         5,000,000
  6,000   Los Angeles, Wastewater Ser 1997 .........................   2.45    08/08/01      2.45         6,000,000
          Los Angeles County Metropolitan Transportation Authority,
  5,000     Sales Tax Ser A ........................................   2.50    10/09/01      2.50         5,000,000
  5,000     Sales Tax Ser A ........................................   2.50    10/10/01      2.50         5,000,000
          San Diego County Water Authority,
  6,000     Ser # 1 ................................................   2.60    10/11/01      2.60         6,000,000
  5,000     Ser # 1 ................................................   2.65    11/08/01      2.65         5,000,000
          San Francisco Airport Commission, San Francisco
            International Airport
  7,145     Ser 1997 B .............................................   2.60    08/13/01      2.60         7,145,000
  5,995     Ser 1997 B .............................................   2.60    09/06/01      2.60         5,995,000
          University of California Regents,
  5,000     Ser A ..................................................   2.65    07/25/01      2.65         5,000,000
  6,000     Ser A ..................................................   2.50    08/27/01      2.50         6,000,000
          PUERTO RICO
  5,000   Puerto Rico Government Development Bank, Ser 1996 ........   2.85    08/23/01      2.85         5,000,000
                                                                                                        -----------
          TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
          (Cost $77,140,000)...........................................................................  77,140,000
                                                                                                        -----------

                        See Notes to Financial Statements

Morgan Stanley California Tax-free Daily Income Trust
PORTFOLIO OF INVESTMENTS [|] JUNE 30, 2001 (unaudited) continued


                                                                                                 YIELD TO
 PRINCIPAL                                                                                       MATURITY
 AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
 THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
-------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (12.7%)
            California School Cash Reserve Program Authority,
 $  4,000     Ser A 2000 (Ambac), dtd 07/03/00 .........................   5.25%    07/03/01      4.27%      $ 4,000,309
   12,000     Ser A 2001 (Ambac), dtd 07/03/01 (WI) ....................   4.00     07/03/02      2.65        12,157,800
    5,000   Fresno County, 2001-2002 TRANs, dtd 07/02/01 (WI) ..........   3.50     07/01/02      2.63         5,042,250
    8,000   Los Angeles County, 2001-2002 TRANs, dtd 07/02/01 (WI)......   3.75     06/28/02      2.61         8,087,840
    5,000   Stanislaus County, Ser 2000-2001 TRANs, dtd 11/15/00 .......   4.25     11/14/01      3.70         5,009,936
                                                                                                            ------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
            (Cost $34,298,135).............................................................................   34,298,135
                                                                                                            ------------
            TOTAL INVESTMENTS (Cost $296,248,734) (a).......................................    109.2%       296,248,734
            LIABILITIES IN EXCESS OF OTHER ASSETS ..........................................     (9.2)       (24,967,681)
                                                                                                            ------------
            NET ASSETS .....................................................................    100.0%      $271,281,053
                                                                                                            ============


------------
COPs   Certificates of Participation.
TRANs  Tax Revenue Anticipation Notes.
WI     Security purchased on a "when-issued" basis.
+      Rate shown is rate in effect at June 30, 2001.
*      Date on which the principal amount can be recovered through demand.
** All or a portion of this security has been segregated in connection with the purchase of "when-issued" securities.
(a)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley California Tax-free Daily Income Trust
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)


ASSETS:

Investments in securities, at value
  (cost $296,248,734)........................ $296,248,734
Cash ........................................       21,099
Interest receivable .........................    1,098,822
Prepaid expenses and other assets ...........       36,185
                                               -----------
   TOTAL ASSETS .............................  297,404,840
                                              ------------
LIABILITIES:
Payable for:
     Investments purchased ..................   25,287,890
     Shares of beneficial interest
        repurchased .........................      628,153
     Investment management fee ..............      108,743
     Plan of distribution fee ...............       21,749
Accrued expenses ............................       77,252
                                              ------------
   TOTAL LIABILITIES ........................   26,123,787
                                              ------------
   NET ASSETS ............................... $271,281,053
                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ............................. $271,271,156
Accumulated undistributed net investment
  income ....................................          233
Accumulated net realized gain ...............        9,664
                                              ------------
   NET ASSETS ............................... $271,281,053
                                              ============
NET ASSET VALUE PER SHARE,
   271,271,156 shares outstanding
     (unlimited shares authorized of $.01 par
      value) ................................        $1.00
                                                     =====


STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ..........................  $3,935,250
                                            ----------
EXPENSES
Investment management fee ................     695,742
Plan of distribution fee .................     134,654
Transfer agent fees and expenses .........      67,170
Professional fees ........................      26,224
Shareholder reports and notices ..........      13,710
Trustees' fees and expenses ..............      11,000
Custodian fees ...........................       6,763
Registration fees ........................       5,097
Other ....................................       2,286
                                            ----------
   TOTAL EXPENSES ........................     962,646

Less: expense offset .....................      (6,749)
                                            ----------
   NET EXPENSES ..........................     955,897
                                            ----------
   NET INVESTMENT INCOME .................   2,979,353

   NET REALIZED GAIN .....................      12,023
                                            ----------
NET INCREASE .............................  $2,991,376
                                            ==========

                       See Notes to Financial Statements

Morgan Stanley California Tax-free Daily Income Trust
FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                                FOR THE SIX        FOR THE YEAR
                                                                                MONTHS ENDED           ENDED
                                                                               JUNE 30, 2001     DECEMBER 31, 2000
                                                                              ---------------   ------------------
                                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .....................................................    $  2,979,353        $  7,892,176
Net realized gain (loss) ..................................................          12,023              (2,359)
                                                                               ------------        ------------
  NET INCREASE ............................................................       2,991,376           7,889,817
Dividends to shareholders from net investment income ......................      (2,979,264)         (7,892,077)
Net decrease from transactions in shares of beneficial interest ...........      (1,721,471)         (8,547,925)
                                                                               ------------        ------------
  NET DECREASE ............................................................      (1,709,359)         (8,550,185)

NET ASSETS:
Beginning of period .......................................................     272,990,412         281,540,597
                                                                               ------------        ------------
  END OF PERIOD
  (Including accumulated undistributed net investment income of $233 and
  $144, respectively)......................................................    $271,281,053        $272,990,412
                                                                               ============        ============

                       See Notes to Financial Statements

Morgan Stanley California Tax-free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2001 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley California Tax-Free Daily Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets

Morgan Stanley California Tax-free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2001 (unaudited) continued

exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.


3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the six months ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2001 aggregated $360,615,890 and $337,270,240, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,589. At June 30, 2001, the Fund had an accrued pension liability of $54,448 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley California Tax-free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2001 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:




                                                    FOR THE SIX       FOR THE YEAR
                                                    MONTHS ENDED          ENDED
                                                   JUNE 30, 2001    DECEMBER 31, 2000
                                                 ================= ==================
                                                      (unaudited)
Shares sold ....................................     209,109,250       535,791,478
Shares issued in reinvestment of dividends .....       2,979,264         7,892,077
                                                     -----------       -----------
                                                     212,088,514       543,683,555
Shares repurchased .............................    (213,809,985)     (552,231,480)
                                                    ------------      ------------
Net decrease in shares outstanding .............      (1,721,471)       (8,547,925)
                                                    ============      ============


6. FEDERAL INCOME TAX STATUS

At December 31, 2000 the Fund had a net capital loss carryover of approximately $2,400 which will be available through December 31, 2008 to offset future capital gains to the extent provided by regulations.


7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley California Tax-free Daily Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                   JUNE 30, 2001
                                                ==================
                                                    (unaudited)
Selected Per Share Data:
Net asset value, beginning of period ..........      $  1.00
                                                     -------
Net income from investments operations.........        0.011
Less dividends from net investment income .....       (0.011)
                                                     -------
Net asset value, end of period ................      $  1.00
                                                     =======
Total Return ..................................         1.07%(1)
Ratios to Average Net Assets:
Expenses ......................................         0.69%(2)
Net investment income .........................         2.14%(2)
Supplemental Data:
Net assets, end of period, in thousands .......     $271,281



                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                ================================================================================
                                                    2000           1999             1998             1997             1996
                                                ============ ================ ================ ================ ================
Selected Per Share Data:
Net asset value, beginning of period ..........    $  1.00      $  1.00           $  1.00          $  1.00          $  1.00
                                                   -------      -------           -------          -------          -------
Net income from investments operations.........      0.028        0.023             0.025            0.028            0.026
Less dividends from net investment income .....     (0.028)      (0.023)           (0.025)          (0.028)          (0.026)
                                                   -------      -------           -------          -------          -------
Net asset value, end of period ................    $ 1.00       $  1.00           $  1.00          $  1.00          $  1.00
                                                   ======       =======           =======          =======          =======
Total Return ..................................      2.86%         2.28%            2.54%            2.83%            2.68%
Ratios to Average Net Assets:
Expenses ......................................       0.69%        0.72%(3)         0.70%(3)         0.72%(3)        0.72%(3)
Net investment income .........................       2.81%        2.25%            2.50%            2.79%           2.63 %
Supplemental Data:
Net assets, end of period, in thousands .......   $272,990     $281,541         $283,382         $287,001        $259,590

-----------
 (1) Not annualized.
 (2) Annualized.
 (3) Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


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MORGAN STANLEY
CALIFORNIA TAX-FREE
DAILY INCOME TRUST


SEMIANNUAL REPORT
June 30, 2001